PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 18,916	$ 19,332
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	14,153	14,069
Depreciated cost	4,763	5,263
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,197	12,190
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	10,265	9,964
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,908	4,183
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,459	2,609
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,811	2,959
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,429	$ 1,496